BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 12,238,835	$ 51,504,887
Accounts receivable	1,976,334	2,086,018
Homes under construction and finished homes	163,997,487	123,000,199
Developed lots	16,205,448	17,025,273
Due from related party	1,437,235
Lot purchase agreement deposits	3,804,436	2,946,001
Investment in Joint Venture	186,086
Property and equipment, net	1,385,698	1,590,353
Operating right-of-use assets	1,001,277
Prepaid expenses and other assets	6,112,044	4,107,254
Total Assets	208,344,880	202,259,985
LIABILITIES AND SHAREHOLDERS' AND OTHER AFFILIATES' NET INVESTMENT
Accounts payable	22,077,240	28,741,054
Homebuilding debt and other affiliate debt	120,797,006	102,502,287
Operating lease liabilities	1,001,277
Other accrued expenses and liabilities	5,465,321	4,458,232
Total liabilities	149,340,844	135,701,573
Commitments and contingencies
Total Shareholders' and Other Affiliates' Net investment
Shareholders' and other affiliates' net investment	100,322,957	83,586,722
Net due to and due from shareholders and other affiliates	(41,318,921)	(17,028,310)
Total Shareholders' and Other Affiliates' Net investment	59,004,036	66,558,412
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 208,344,880	$ 202,259,985